CONCENTRATION OF CREDIT RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Accounts receivable	$ 1,802,781	$ 748,580
Sales	25,990,228	21,352,691
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts receivable	286,768
Customer B [Member]
Revenue, Major Customer [Line Items]
Accounts receivable		172,210
Canadian Distributor [Member]
Revenue, Major Customer [Line Items]
Sales	$ 3,847,310	$ 4,301,339